Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Significant Expense

The table below summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023

Research and Development expenses (*)
Payroll and payroll related	$536	$275	$196
Subcontractors and consultants	894	102	52
Other	38	-	1
General and Administrative expenses (*)
Payroll and payroll related	183	152	151
Professional services	2,455	571	107
Facility related and other	533	35	28
Other segment items:
Share-based payments	1,310	51	100
Patent amortization	300	116	-
Finance income, net (see also note 13c)	(2,914)	243	(35)

Net loss	$3,335	$1,545	$600

(*)	Excluding share-based payments, patent amortization expense and finance income, net